Employee benefits (Details 7) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Others comprehensive income	$ 2,509	$ (3,508)	$ (5,248)
Overfunded Pension Plans [Member]
IfrsStatementLineItems [Line Items]
Balance at beginning of the year	(124)	(93)	(101)
Effect of changes actuarial assumptions	(468)	784	330
Return on plan assets (excluding interest income)	286	(752)	(269)
Change of asset ceiling	192	(65)	(60)
Others		(3)	(5)
Total	10	(36)	(4)
Deferred income tax	(3)	12	5
Others comprehensive income	7	(24)	1
Translation adjustments	(10)	(7)	7
Accumulated other comprehensive income	(127)	(124)	(93)
Underfunded Pension Plans [Member]
IfrsStatementLineItems [Line Items]
Balance at beginning of the year	(45)	(92)	(400)
Effect of changes actuarial assumptions	(130)	109	246
Return on plan assets (excluding interest income)	44	(31)	181
Change of asset ceiling	28
Others			3
Total	(58)	78	430
Deferred income tax	19	(26)	(130)
Others comprehensive income	(39)	52	300
Translation adjustments	(6)	(5)	8
Accumulated other comprehensive income	(90)	(45)	(92)
Other Benefits [Member]
IfrsStatementLineItems [Line Items]
Balance at beginning of the year	62	(172)	(363)
Effect of changes actuarial assumptions	(44)	343	261
Return on plan assets (excluding interest income)
Change of asset ceiling
Others	(12)		(4)
Total	(56)	343	257
Deferred income tax	20	(102)	(83)
Others comprehensive income	(36)	241	174
Translation adjustments	(9)	(7)	17
Accumulated other comprehensive income	$ 17	$ 62	$ (172)